Segment reporting (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Segment Reporting [Abstract]
Schedule of revenue by major product categories
	For the six months ended March 31,
	2018	2017
Shiitake	$7,972,621	$5,764,369
MuEr	4,833,461	5,135,190
Other edible fungi and other agricultural products	213,955	770,832
Total	$13,020,037	$11,670,391

	For the years ended September 30,
	2017	2016
Shiitake	$16,249,672	$14,658,325
Mu Er	9,239,920	6,015,519
Other edible fungi	1,176,009	41,386
Total	$26,665,601	$20,715,230

Schedule of long-lived assets
	For the six months ended March 31,
	2018	2017
Revenue from China	$11,827,380	$10,449,173
Revenue from foreign countries	1,192,657	1,221,218
Total Revenue	$13,020,037	$11,670,391

	For the years ended September 30,
	2017	2016
Revenue from China	$24,121,216	$17,983,566
Revenue from foreign countries	2,544,385	2,731,664
Total Revenue	$26,665,601	$20,715,230